Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.6%
46,373		iShares Russell 2000 ETF	$10,245,651	2.0
144,198		Vanguard S&P 500 ETF	52,531,331	10.2
211,858		Vanguard Value ETF	27,850,853	5.4

		Total Exchange-Traded Funds (Cost $69,275,643)	90,627,835	17.6

MUTUAL FUNDS: 82.1%
		Affiliated Investment Companies: 82.1%
1,266,234		Voya High Yield Bond Fund - Class R6	10,129,870	2.0
615,213		Voya Intermediate Bond Fund - Class R6	6,305,929	1.2
226,312		Voya Large-Cap Growth Fund - Class R6	12,650,814	2.4
2,758,068		Voya Multi-Manager Emerging Markets Equity Fund - Class I	41,260,703	8.0
5,507,261		Voya Multi-Manager International Equity Fund - Class I	75,063,973	14.6
4,362,607		Voya Multi-Manager International Factors Fund - Class I	46,025,504	8.9
1,093,710		Voya Multi-Manager Mid Cap Value Fund - Class I	11,987,056	2.3
3,705,906		Voya U.S. Stock Index Portfolio - Class I	74,451,659	14.5
419,604		VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,056,230	1.0
1,639,931		VY® Columbia Contrarian Core Portfolio - Class I	36,652,455	7.1
697,855		VY® Invesco Comstock Portfolio - Class I	13,231,335	2.6
479,469	(1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	10,102,414	2.0
1,186,056		VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	39,092,401	7.6
735,618		VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,188,747	2.2
264,658		VY® T. Rowe Price Growth Equity Portfolio - Class I	29,130,940	5.7

		Total Mutual Funds (Cost $353,292,669)	422,330,030	82.1

		Total Investments in Securities (Cost $422,568,312)	$512,957,865	99.7
		Assets in Excess of Other Liabilities	1,496,748	0.3
		Net Assets	$514,454,613	100.0

(1)	Non-income producing security.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$90,627,835	$–	$–	$90,627,835
Mutual Funds	422,330,030	–	–	422,330,030
Total Investments, at fair value	$512,957,865	$–	$–	$512,957,865
Other Financial Instruments+
Futures	390,314	–	–	390,314
Total Assets	$513,348,179	$–	$–	$513,348,179
Liabilities Table
Other Financial Instruments+
Futures	$(46,087)	$–	$–	$(46,087)
Total Liabilities	$(46,087)	$–	$–	$(46,087)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$9,981,965	$586,596	$(315,697)	$(122,994)	$10,129,870	$134,107	$36,920	$-
Voya Intermediate Bond Fund - Class R6	6,248,176	303,366	(1)	(245,612)	6,305,929	49,435	-	-
Voya Large-Cap Growth Fund - Class R6	12,412,291	744,382	(304,095)	(201,764)	12,650,814	-	136,677	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,330,626	6,260,631	(1,178,033)	847,479	41,260,703	-	199,301	-
Voya Multi-Manager International Equity Fund - Class I	74,396,707	1,344,557	(2,544,960)	1,867,669	75,063,973	-	524,883	-
Voya Multi-Manager International Factors Fund - Class I	44,476,663	1,833,401	(1,656,605)	1,372,045	46,025,504	-	18,326	-
Voya Multi-Manager Mid Cap Value Fund - Class I	11,284,081	104,249	(760,402)	1,359,128	11,987,056	-	124,254	-
Voya U.S. Stock Index Portfolio - Class I	70,854,992	3,529,368	(3,309,984)	3,377,283	74,451,659	-	960,370	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,979,972	67,907	-	8,351	5,056,230	-	-	-
VY® Columbia Contrarian Core Portfolio - Class I	34,918,940	706,274	(1,057,815)	2,085,056	36,652,455	-	363,368	-
VY® Invesco Comstock Portfolio - Class I	12,454,815	694,550	(1,531,859)	1,613,829	13,231,335	-	429,297	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	9,875,859	456,035	(1,008,063)	778,583	10,102,414	-	361,764	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	37,441,627	1,403,095	(1,183,839)	1,431,518	39,092,401	-	138,475	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,203,948	385,057	(284,687)	(115,571)	11,188,747	-	112,008	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	28,503,530	904,510	(802,349)	525,249	29,130,940	-	218,353	-
	$404,364,192	$19,323,978	$(15,938,389)	$14,580,249	$422,330,030	$183,542	$3,623,996	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	46	06/18/21	$5,041,600	$(46,087)
S&P 500® E-Mini	32	06/18/21	6,347,840	101,884
			$11,389,440	$55,797
Short Contracts:
U.S. Treasury 10-Year Note	(86)	06/21/21	(11,260,625)	288,430
			$(11,260,625)	$288,430

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $430,216,661.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$90,817,251
Gross Unrealized Depreciation	(7,731,820)
Net Unrealized Appreciation	$83,085,431